Offerings	Dec. 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt Convertible into Equity
Security Class Title	1.00% Convertible Notes due 2030
Amount Registered | shares	486,500,000
Maximum Aggregate Offering Price	$ 486,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,185.65
Offering Note	The securities being registered are (i) $486,500,000 in aggregate principal amount of 1.00% convertible senior notes due 2030 (the “Convertible Notes”) issued by Twenty One Capital, Inc. (“Company” or “Pubco” or “Twenty One Capital”) and (ii) up to 35,068,912 shares of Class A common stock of Twenty One Capital, par value $0.01 per share (“Class A Common Stock”) issuable upon conversion of the Convertible Notes.

Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Consists of $486,500,000 in aggregate principal amount of Convertible Notes issued by Twenty One Capital. The Convertible Notes are being registered for resale on this registration statement on Form S-1 by the Selling Securityholders named in this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	35,068,912
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The securities being registered are (i) $486,500,000 in aggregate principal amount of 1.00% convertible senior notes due 2030 (the “Convertible Notes”) issued by Twenty One Capital, Inc. (“Company” or “Pubco” or “Twenty One Capital”) and (ii) up to 35,068,912 shares of Class A common stock of Twenty One Capital, par value $0.01 per share (“Class A Common Stock”) issuable upon conversion of the Convertible Notes.

Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Consists of up to 35,068,912 shares of Class A Common Stock issuable upon the conversion of the Convertible Notes. These shares are being registered for resale on this Registration Statement. As more fully described in this Registration Statement, the initial conversion rate is 72.0841 shares of Class A Common Stock per $1,000 principal amount of Convertible Notes, determined based on the Average Closing Bitcoin Price, being the Bitcoin Price as averaged over the ten consecutive days immediately prior to Closing, and the Signing Bitcoin Price, being $84,863.57, as set forth in the Indenture. The number of shares of common stock being registered represents a good faith estimate of the maximum number of shares that may be issued upon conversion of the Selling Securityholders’ Convertible Notes No additional consideration will be received in connection with the exercise of the conversion privilege of the Notes. Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the shares of Class A Common Stock issuable upon conversion of the Convertible Notes because no additional consideration is to be received in connection with the exercise of the conversion privilege of the Convertible Notes.